Filed Pursuant to Rule 497(c)
                                                              Registrations Nos.
                                                                        33-25716
                                                                        811-5697

                                [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2002

                             THE CHAPMAN FUNDS, INC.

                       THE CHAPMAN US TREASURY MONEY FUND
                 THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

                          WORLD TRADE CENTER-BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                        (410) 625-9656 OR (800) 752-1013

This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated March 1, 2002 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' distributor, The Chapman Co., World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling (410) 625-9656 or (800) 752-1013.

The financial statements of the Chapman U.S. Treasury Money Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Chapman U.S. Treasury Money Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the Chapman U.S. Treasury Money Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

                                    CONTENTS



Fund History.........................................      B- 2
Investment Objectives and Policies...................      B- 2
Investment Program...................................      B- 2
Management...........................................      B- 7
Purchase of Shares...................................      B-14
Exchanges............................................      B-15
Redemption of Shares.................................      B-15
Portfolio Transactions...............................      B-16
Net Asset Value......................................      B-17
Dividends............................................      B-17
Taxes................................................      B-18
Yield................................................      B-18
Capital Stock........................................      B-19
Counsel to the Company...............................      B-19
Independent Auditors.................................      B-20
Financial Statements.................................      B-20

                                  FUND HISTORY

The Chapman Funds, Inc., (the "Company") an open-end investment company registered under The Investment Company Act of 1940, was incorporated under the laws of the state of Maryland on November 22, 1988.

                       INVESTMENT OBJECTIVES AND POLICIES

The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each a "Fund" and collectively the "Funds") are each a series of The Chapman Funds, Inc., (the "Company") an open-end management investment company, known as a "series fund"; the Funds and each other series of the Company are herein referred to as a "Series". Both Funds are considered diversified under the Investment Company Act of 1940 (the "1940 Act").

The Chapman US Treasury Money Fund invests in US Treasury obligations and repurchase agreements fully collateralized by such obligations.

The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including US Government obligations, bank instruments, commercial paper and repurchase agreements.

The following information supplements the discussion of the investment policies of the Funds found in the Prospectus. Except for the policies and limitations set forth in the Prospectus under the heading "INVESTMENT PROGRAM", matters described herein are not fundamental and may be changed without shareholder approval. The fundamenal policies set forth in the Prospectus may only be changed with the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares represented at a meeting of stockholders at which the holders of 50% or more of the shares are represented.

                               INVESTMENT PROGRAM

INVESTMENTS

Set forth below is additional information about certain of the investments described in the Funds' prospectus.

The Chapman Institutional Cash Management Fund will limit its portfolio investments to US dollar-denominated instruments that the Company's Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

Government Securities are marketable securities which are direct obligations of or are guaranteed by the US Government or its agencies or instrumentalities.

US Treasury bills, notes and bonds are direct obligations of the US Government. Treasury bills mature in one year or less. Treasury notes mature in one to ten years. Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

Obligations of US Government agencies and instrumentalities are not obligations of the US Government, although in some cases payment of interest and principal on these obligations is guaranteed by the US Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits.

A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

The Chapman Institutional Cash Management Fund will invest in instruments of US banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of US branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies.

Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, US banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of US branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

Although obligations of savings banks and savings and loan associations and US branches of foreign banks may be higher yielding than obligations of US banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, US branches of foreign banks. Obligations of US branches of foreign banks may be limited obligations of the US branches and may not necessarily be insured by the FDIC.

There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of US banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of US branches of foreign banks.

Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Chapman Institutional Cash Management Fund may invest in commercial instruments which are issued under
Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1 -the highest grade possessing greater relative strength; P-2-second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1-judged to be the highest investment grade category possessing the highest relative strength; A-2-investment grade category possessing less relative strength than the highest rating."

If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the 1940 Act, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of Directors determines that other action is in the best interests of the Fund and its shareholders.

Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the US Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the 1940 Act are satisfied.

The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

Repurchase Agreements involve the acquisition of an underlying US Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. Chapman Capital Management, Inc., the Funds' investment adviser, will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

The Funds will enter into repurchase agreements only with primary dealers in US Government securities or with US banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the 1940 Act, collateralized by the underlying securities.

Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the 1940 Act. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in US Government securities.

INVESTMENT LIMITATIONS

The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

Because The Chapman US Treasury Fund will invest only in US Treasury securities, and repurchase agreements fully collateralized by US Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the US Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of US banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of US branches of foreign banks.

Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

In addition to the foregoing limitations and the limitations described under "Other Investment Limitations" in the Prospectus, each of the Funds may not:

(i) make short sales of securities, write put or call options or purchase securities on margin;

(ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

(iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

(iv) own more than 10% of the outstanding voting securities of any issuer;

(v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

(vi) purchase or sell commodities or commodity contracts including futures contracts; or

(vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

                                   MANAGEMENT

BOARD OF DIRECTORS

The Funds are managed by the Company's Board of Directors. All of the directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and other Series of the Company and between each Fund and persons who furnish services to the Funds, including the Funds' agreements with Chapman Capital Management, Inc., ("CCM") the Funds' investment adviser, and The Chapman Co., the Funds' distributor. There are no committees of the Board of Directors. The Board of Directors delegates to the Company's officers and CCM responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of CCM or The Chapman Co.

Directors deemed to be "disinterested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.




                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND             OTHER
                                         POSITION HELD  TERM OF OFFICE AND       PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                            WITH THE      LENGTH OF TIME       OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                       COMPANY          SERVED*         DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR

Dr. Glenda Glover, 48                      Director     Time Served -4 yrs     Dean of School of            6             None
World Trade Center-Baltimore                                                   Business, Jackson
401 East Pratt Street, 28th Floor                                              State University since
Baltimore, Maryland 21202                                                      1994. Chairperson of
                                                                               Accounting
                                                                               Department, Howard
                                                                               University from 1990
                                                                               through 1994.


Wilfred Marshall, 65                       Director     Term Served -10 yrs    Principal, Marshall          6             None
World Trade Center-Baltimore                                                   Enterprises, a retail
401 East Pratt Street, 28th Floor                                              management firm since 1994.
Baltimore, Maryland 21202                                                      Director, Mayor's Office
                                                                               of Small Business
                                                                               Assistance-City of
                                                                               Los Angeles 1981 to
                                                                               1994.




Berna Gunn-Williams, 67                    Director      Time Served -1 yr     President and CEO of         6             None
World Trade Center-Baltimore                                                   Scrupples, Inc., a
401 East Pratt Street, 28th Floor                                              janitorial and security
Baltimore, Maryland 21202                                                      firm located in
                                                                               Washington, D.C.,
                                                                               Former Chairperson
                                                                               of The District of
                                                                               Columbia Retirement
                                                                               Board from 1994 to
                                                                               1998.




                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                                                                         FUND             OTHER
                                         POSITION HELD  TERM OF OFFICE AND       PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                            WITH THE      LENGTH OF TIME       OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                       COMPANY          SERVED*         DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR


David Rivers, 57                            Director    Time Served -6 yrs     Director of Community       6             None
World Trade Center-Baltimore                                                   Community
401 East Pratt Street, 28th Floor                                              Development Medical
Baltimore, Maryland 21202                                                      University of South
                                                                               Carolina
                                                                               Environmental
                                                                               Hazards Assessment
                                                                               Program since 1994;
                                                                               President, Research
                                                                               Planning and
                                                                               Management from
                                                                               1991 to 1994.


Earl U. Bravo, Sr., 53                      Secretary   Time Served -11 yrs    Secretary and               6             None
World Trade Center-Baltimore              and Assistant                        Assistant Treasurer
401 East Pratt Street, 28th Floor           Treasurer                          since 1997 of The
Baltimore, Maryland 21202                                                      Chapman Co.
                                                                               Mr. Bravo has been
                                                                               employed in various
                                                                               senior executive
                                                                               positions with The
                                                                               Chapman Co. and
                                                                               Chapman Capital
                                                                               Management, Inc.
                                                                               since 1990.


M. Lynn Ballard, 58                         Treasurer   Time Served -11yrs      Treasurer and               6             None
World Trade Center-Baltimore              and Assistant                        Assistant Secretary
401 East Pratt Street, 28th Floor           Secretary                          since 1997 of The
Baltimore, Maryland 21202                                                      Chapman Co..
                                                                               Ms. Ballard has been
                                                                               employed as a senior
                                                                               financial executive of
                                                                               The Chapman Co.
                                                                               and Chapman Capital
                                                                               Management, Inc.
                                                                               since 1990.


Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.



                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                      FUND             OTHER
                                    POSITION HELD  TERM OF OFFICE AND         PRINCIPAL              COMPLEX       DIRECTORSHIPS
                                       WITH THE      LENGTH OF TIME         OCCUPATION(S)            OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                  COMPANY          SERVED*           DURING PAST 5 YEARS       BY DIRECTOR      DIRECTOR

Nathan A. Chapman, Jr., 43**          President,     Time Served-12 yrs      President and              6        Serves as Chairman
World Trade Center-Baltimore          Director and                           Director since 1986                 of the  Board of
401 East Pratt Street, 28th Floor     Chairman of                            of The Chapman Co.                  eChapman, Inc.
Baltimore, Maryland 21202             the Board                              President and
                                                                             Director since 1988
                                                                             of Chapman Capital
                                                                             Management, Inc.


Dr. Benjamin Hooks, 76**              Director        Time Served-11 yrs     Executive Director         6             None
World Trade Center-Baltimore                                                 of the NAACP from
401 East Pratt Street, 28th Floor                                            1993 through 1997.
Baltimore, Maryland 21202                                                    President and CEO
                                                                             of Universal Life
                                                                             Insurance Co.
                                                                             Chairman of the
                                                                             Board of Directors
                                                                             of  Minact,
                                                                             Inc., an affliate of
                                                                             Job Corps.


* The directors of the Company serve until the next annual meeting of stockholders and until their successors are duly elected and qualify.

** Mr. Chapman is deemed to be an "interested" director under the Investment Company Act of 1940, as amended, because he owns 68% of the outstanding stock of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor; he is a director and officer of each of eChapman, Inc., CCM and The Chapman Co., and he controls eChapman, Inc., CCM and The Chapman Co.

*** Dr. Hooks is deemed to be an "interested" director under the Investment Company Act of 1940, as amended, because he owns equity securities of eChapman, Inc., the parent company of CCM, the Funds' investment advisor, and The Chapman Co., the Funds' distributor.

DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED BY THE DIRECTOR

The following table represents the dollar range of equity securities beneficially owned by each director in the Fund and any registered investment company overseen by the director within the same family of investment companies of the Fund.



---------------------------------------------------------------------------------------------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED INVESTMENT
   NAME OF DIRECTOR                  DOLLAR RANGE OF EQUITY SECURITIES            COMPANIES OVERSEEN BY DIRECTOR IN FAMILY
                                               IN THE FUND                                OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------------
Nathan A. Chapman, Jr.                        $1 to $10,000                                   $1 to $10,000
---------------------------------------------------------------------------------------------------------------------------
Dr. Benjamin Hooks                                None                                            None
---------------------------------------------------------------------------------------------------------------------------
Dr. Glenda Glover                                 None                                            None
---------------------------------------------------------------------------------------------------------------------------
David Rivers                                      None                                            None
---------------------------------------------------------------------------------------------------------------------------
Berna Gunn-Williams                               None                                            None
---------------------------------------------------------------------------------------------------------------------------
Wilfred Marshall                                  None                                            None
---------------------------------------------------------------------------------------------------------------------------



Beneficial ownership is determined in accordarule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

BENEFICIAL OWNERSHIP

The following table represents the equity interest of those "disinterested directors" in securities of the investment adviser or principal underwriter.



                                      NAME OF OWNERS
                                            AND
                                       RELATIONSHIPS                                                 VALUE OF
          NAME OF DIRECTOR              TO DIRECTOR          COMPANY            TITLE OF CLASS      SECURITIES    PERCENT OF CLASS

Dr. Glenda Glover                          None                None                  None              None             None
David Rivers                               None                None                  None              None             None
Berna Gunn-Williams                        None                None                  None              None             None
Wilfred Marshall                           None                None                  None              None             None



Beneficial ownership is determined in accordance with rule 13d-3 or rule 16a-1(a)(2) under the Exchange Act. This information is being provided as of December 31, 2001.

EQUITY INTEREST

None of the "disinterested" directors held any material direct or indirect interest in equity securities of the investment adviser or the principal underwriter, in which the value exceeded $60,000, during the two most recently completed calendar years.

DIRECTORS AS OFFICERS OF THE COMPANY

None of the "disinterested" directors held the position of officer of the investment adviser or the principal underwriter, during the two most recently completed calendar years.

INVESTMENT ADVISORY CONTRACT APPROVAL

In approving the current agreement between CCM, the Funds' investment advisor and the Funds, the Board considered a number of factors, including the nature and quality of the services provided by CCM; the investment philosophy and investment approach as applied to the Funds by CCM; the investment management expertise of CCM in respect of the Funds' investment strategies; the personnel, resources and experience of CCM; the Funds' performance history and the management fees paid to CCM relative to those of mutual funds with similar investment objectives, strategies and restrictions; CCM's costs of providing services under the agreement; and ancillary benefits that CCM may receive from its relationship with the Funds.

The Company pays directors who are not officers of the Company a fee of $1,000 for each Board of Directors meeting attended and reimburses each such director for all out-of-pocket expenses relating to the attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE-FISCAL YEAR 2001



                                                                                                              TOTAL
                                                                RETIREMENT OR                              COMPENSATION
                                                                   PENSION                                 FROM COMPANY
                                           AGGREGATE           BENEFITS ACCRUED       ESTIMATED              AND FUND
                                         COMPENSATION             AS PART OF            ANNUAL              COMPLEX (2
                                             FROM                  COMPANY           BENEFITS UPON        COMPANIES) PAID
NAME OF PERSON/POSITION                    COMPANY                 EXPENSES            RETIREMENT           TO DIRECTORS
-----------------------                  ------------          ----------------      --------------       ---------------

Nathan A. Chapman, Jr.                       None                   None                  None                  None
President, Director, Chairman of
the Board

Dr. Glenda Glover                           $4,000                  None                  None                 $4,000
Director

Dr. Benjamin Hooks                          $3,000                  None                  None                 $3,000
Director

Berna Gunn-Williams                         $4,000                  None                  None                 $4,000
Director

David Rivers                                $4,000                  None                  None                 $4,000
Director

Wilfred Marshall                            $4,000                  None                  None                 $4,000
Director



Under the Company's charter and Maryland law, directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Because other series of the Company have in place certain distribution arrangements that are regulated by the 1940 Act, the directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the directors who are not "interested persons" of the Company.

The Company, Chapman Capital Management and the Chapman Co. have adopted a code of ethics in accordance with the requirements of rule 17j-1(a) under the 1940 Act. The code prohibits all officers or employees of The Company, Chapman Capital Management and The Chapman Co. and their respective affiliates or subsidiaries from engaging (with certain exceptions) in any securities transactions without approval. In addition, directors of The Chapman Funds who are deemed to be "interested persons" in The Company for purposes of the 1940 Act are prohibited (with certain exceptions) from engaging in any securities transactions without prior approval when the director has knowledge that the security is being either decreased or sold by a series for purchase or sale by a series. The Company's Code of Ethics is on public file with, and available from, the Commission.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding common stock as of January 31, 2002.


NAME AND ADDRESS OF BENEFICIAL OWNER            ADDRESS                                 TOTAL SHARES                %
------------------------------------            -------                                 ------------                -
City of Philadelphia                            640 MSB, 1404 JFK Boulevard              60,000,000                 69%
                                                Philadelphia, PA 19102-1681


Maryland Teachers and State Employees           6 St. Paul Street, Suite 200             10,239,855                 12%
Supplemental Retirement Agency                  Baltimore, MD  21202


State Treasurer of Mississippi                  PO Box 138                                5,000,000                  6%
                                                Jackson, MS 39205


All Directors and Officers                      401 E. Pratt Street                             275                   %*
of the Fund as a Group                          Suite 2800
                                                Baltimore, MD 21202



* Indicates less than 1%

Because the City of Philadelphia owns 69% of the issued and outstanding common stock of The Chapman US Treasury Money Fund, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

There were no shares of The Chapman Institutional Cash Management Fund outstanding as of January 31, 2002.

THE INVESTMENT ADVISOR

CCM, the Funds' investment adviser, has been retained under an advisory and administrative services agreement ("Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. CCM was established in 1988 and is located at the World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

CCM is a wholly-owned subsidiary of Chapman Capital Management Holdings, Inc., which is structured as a holding company of CCM. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Management Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Management Holdings, Inc. and, therefore, a controlling person of CCM.

The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of CCM:



NAME AND
PRINCIPAL BUSINESS ADDRESS                         POSITION WITH CCM                        POSITION WITH COMPANY
--------------------------                         -----------------                        ---------------------

Nathan A. Chapman, Jr................           President and Director           President, Director and Chairman of the Board


Earl U. Bravo, Sr....................           Secretary and Assistant          Secretary and Assistant Treasurer
                                                Treasurer


M. Lynn Ballard......................           Treasurer and Assistant          Treasurer and Assistant Secretary
                                                Secretary



CCM has sole investment discretion for the Funds and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. CCM selects investments for each Fund and places purchase and sale orders on behalf of the Funds. CCM receives from each Fund an advisory fee at an annual rate of ..5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the fiscal years ended October 31, 2001, 2000, and 1999, CCM received management and administrative fees of $419,514 and $83,903, $257,755 and $51,551, and $432,883 and $86,577, respectively, from The Chapman US Treasury Money Fund. CCM reimbursed expenses for The Chapman US Treasury Money Fund for the years ended October 31, 2001, 2000, and 1999, respectively, amounting to $188,998, $154,566, and $127,238, respectively.

During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time. However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund's Prospectus.

The Investment Advisor has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) to be more than .53% of average daily net assets until December 31, 2010. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2001, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

In connection with the provision of advisory services, CCM will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. CCM will place orders for the purchase and sale of portfolio securities and will solicit brokers, including The Chapman Co., to execute transactions in accordance with the Company's policies and restrictions regarding brokerage allocations. CCM will furnish to the Company such statistical information with respect to the investments, which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, CCM will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. CCM will pay for its own costs in providing the above listed services.

The Company is comprised of the following Series:

The Chapman U.S. Treasury Money Fund The Chapman Institutional Cash Management Fund DEM Equity Fund
DEM Index Fund
DEM Multi-Manager Equity Fund
DEM Multi-Manager Bond Fund
DEM Fixed Income Fund

Currently, the Fund and DEM Equity Fund are the only Series of the Company that are active. The Investment Advisor acts as investment advisor to each Series of the Company. The fees of the Investment Advisor are separately charged to each Series pursuant to the separate investment advisory agreement applicable to that Series

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

The Chapman Co., the Funds' distributor, is a registered broker-dealer and a member of the NASD. The Chapman Co. is located at the World Trade
Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The offering of each Fund's shares is continuous.

Set forth below is the aggregate dollar amount of underwriting commissions paid to The Chapman Co., the Fund's principal underwriter, and the amount retained by The Chapman Co. for each of the Fund's last three fiscal years.


                 Aggregate Dollar Amount of Underwriting       Amount Retained By The
                               Commissions                     Principal Underwriter
                 ---------------------------------------       ----------------------

       2001                         $0                                  $0
       2000                         $0                                  $0
       1999                         $0                                  $0



The Chapman Co. acts as exclusive underwriter of the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions, expenses or other compensation from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares. Listed below are persons affiliated with both the Funds and The Chapman Co.


NAME AND PRINCIPAL BUSINESS ADDRESS             POSITION WITH THE CHAPMAN CO.                      POSITION WITH COMPANY
-----------------------------------             -----------------------------                      ---------------------

Nathan A. Chapman, Jr.                          President and Director                             President, Director and
The Chapman Co.                                                                                    Chairman of the Board
401 E. Pratt St.
28th Floor
Baltimore, MD 21202

Earl U. Bravo, Sr.                              Secretary and Assistant Treasurer                  Secretary and Assistant
The Chapman Co.                                                                                    Treasurer
401 E. Pratt St.
28th Floor
Baltimore, MD 21202

M. Lynn Ballard                                 Treasurer and Assistant Secretary                  Treasurer and Assistant
The Chapman Co.                                                                                    Secretary
401 E. Pratt Street
28th Floor
Baltimore, MD 21202


CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to: (1) maintain a separate account or accounts in the name of each of the Funds; (2) receive, hold and deliver portfolio securities for the account of the Funds; (3) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (4) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (5) make periodic reports to the Board of Directors concerning the Funds' operations.

TRANSFER AGENT

CCM also serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the agreement, CCM has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500 per Fund excluding out-of-pocket expenses. For the fiscal years ended October 31, 2001, 2000 and 1999, the US Treasury Fund has paid CCM $17,255, $23,676, and $24,645, respectively for its services under the Shareholders Services Agreement.

                               PURCHASE OF SHARES

Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by CCM, as the Funds' transfer agent, and federal funds are received by CCM. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern
Time) of its intention to wire payment and such wire payment is received by the CCM by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by CCM, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                                    EXCHANGES

Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an application.

An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by CCM of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by CCM.

                              REDEMPTION OF SHARES

Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the application.

Written requests for redemption must be signed by the registered stockholder. If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

CCM will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.

                             PORTFOLIO TRANSACTIONS

CCM is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to The Chapman Co. in any of the past three fiscal years.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or CCM. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit CCM in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, CCM believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to CCM will not be reduced by the value of such services.

CCM and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

Investment decisions for each Fund are made independently from those for other accounts advised by CCM.

CCM's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.

                                 NET ASSET VALUE

The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. (Eastern Time). The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in US dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than US Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                                    DIVIDENDS

Daily dividends declared by each Fund include net investment income and net realized short-term capital gain, if any. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or loss. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.00.

As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1.00. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                                      TAXES

Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans and gains from the sale or other disposition of stock or certain securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, US Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of (a) any one issuer (other than US Government securities) or the securities of other regulated investment companies; or (b) two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses. These percentage limitations are necessary for qualification under Subchapter M and are separate and apart from the percentage limitations in
Section 5(b)(1) of the 1940 Act.

If, in any taxable year, a Fund should not qualify as a regulated investment company under the Code (a) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to stockholders, and (b) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to stockholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends).

                                      YIELD

The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

On January 31, 2001, the Company's annualized seven day yield was 5.35%. Yield quotations are based on historical earnings and are not intended to indicate future performance or forecast the dividend per share of a Fund.

                                  CAPITAL STOCK

The Company is an open-end management investment company, known as a series fund, which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. The Company was incorporated under the laws of the State of Maryland on November 22, 1988.

The Company's charter authorizes the Board of Directors to issue 10 billion full and fractional shares of common stock, par value, $.001 per share, of which one billion are designated The Chapman US Treasury Money Fund and one billion are designated The Chapman Institutional Cash Management Fund.

The Board has the power to classify and reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board of Directors may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class.

Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                             COUNSEL TO THE COMPANY

Venable, Baetjer and Howard, LLP, Baltimore, Maryland is counsel to the Company. Venable, Baetjer and Howard, LLP also acts as counsel to CCM, the Funds' investment adviser, and The Chapman Co., the Funds' distributor.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103 serves as the Company's independent auditors. Ernst & Young LLP provides audit services and assistance in connection with filings with the SEC.

                              FINANCIAL STATEMENTS

The financial statements of the Chapman U.S. Treasury Money Fund for the year ended October 31, 2001 and the Report of Ernst & Young LLP, Independent Auditors are set forth in the Chapman U.S. Treasury Money Fund's 2001 Annual Report to stockholders and are incorporated herein by reference. To request a copy of the Chapman U.S. Treasury Money Fund financial statements, at no charge, contact the administrator at Chapman Capital Management, Inc. at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.










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